Shareholder Report, Holdings (Details)	May 31, 2025
C000244046 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244046 | 60934N500 | Federated Hermes Treasury Obligations Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244046 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244046 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244046 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244046 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244046 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244046 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244046 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244046 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244046 | Energy127097103
Holdings [Line Items]
Percent of Total Investments	95.40%
C000244046 | Cash & Equivalent60934N500
Holdings [Line Items]
Percent of Total Investments	4.60%
C000244046 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244046 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244046 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244046 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244046 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244046 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244046 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000244046 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000244046 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000244046 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000244046 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000244046 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000244048 | 60934N500 | Federated Hermes Treasury Obligations Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244048 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244048 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244048 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244048 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244048 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244048 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244048 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244048 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244048 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244048 | Cash & Equivalent60934N500
Holdings [Line Items]
Percent of Total Investments	2.70%
C000244048 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244048 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244048 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244048 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244048 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244048 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000244048 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000244048 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244048 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000244048 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244048 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000244048 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000244048 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	97.30%
C000244047 | 60934N500 | Federated Hermes Treasury Obligations Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244047 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244047 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244047 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244047 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244047 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244047 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244047 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244047 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244047 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244047 | Cash & Equivalent60934N500
Holdings [Line Items]
Percent of Total Investments	2.70%
C000244047 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244047 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244047 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244047 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244047 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244047 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000244047 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000244047 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244047 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000244047 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244047 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000244047 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000244047 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	97.30%
C000244050 | 465741106 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244050 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244050 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 313855108 | Federal Signal Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 014491104 | Alexander & Baldwin, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 336901103 | 1st Source Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 68134L109 | Olo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244050 | 404111106 | HBT Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244050 | G0772R208 | Bank of NT Butterfield & Son Ltd. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244050 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244050 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244050 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244050 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000244050 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000244050 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244050 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244050 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244050 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000244050 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000244050 | Health Care09075A108
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244050 | To Be Classified
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000244049 | 465741106 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244049 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244049 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 313855108 | Federal Signal Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 014491104 | Alexander & Baldwin, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 336901103 | 1st Source Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 68134L109 | Olo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244049 | 404111106 | HBT Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244049 | G0772R208 | Bank of NT Butterfield & Son Ltd. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244049 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244049 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244049 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244049 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000244049 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000244049 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244049 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244049 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244049 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000244049 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000244049 | Health Care09075A108
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244049 | To Be Classified
Holdings [Line Items]
Percent of Net Asset Value	1.00%